GUARANTEES AND CONTINGENCIES (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 1.5	$ 1.5